Segregated Funds - Investments for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities	$ 9,974	$ 7,138
Debt securities	81,955	75,493
Cash, cash equivalents and short-term securities	13,873	13,173
Other assets	7,021	6,462
Total assets	370,721	333,241
Total investments for account of segregated fund holders	148,786	128,452
Other liabilities	(26,292)	(23,655)
Investments for account of segregated fund holders
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	126,867	107,239
Equity securities	1,049	1,280
Debt securities	773	862
Cash, cash equivalents and short-term securities	3	4
Other assets		26
Total investments for account of segregated fund holders	128,689	109,411
Other liabilities	(3)
Investments for account of segregated fund holders, insurance contracts
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	15,084	14,240
Equity securities	3,113	2,908
Debt securities	1,607	1,427
Cash, cash equivalents and short-term securities	394	483
Mortgages	7	16
Other assets	52	45
Total assets	20,257	19,119
Total investments for account of segregated fund holders	20,097	19,041
Investment for account of segregated fund holders, insurance contracts, liabilities arising from investing activities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Less: Liabilities arising from investing activities	$ 160	$ 78